STOCK BASED COMPENSATION - Option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 55.39	$ 56.92
Granted (in dollars per share)	11.21	49.75
Forfeited/Cancelled (in dollars per share)	49.75
Balance at the ending (in dollars per share)	$ 5.35	$ 55.39
ADS
ADS Underlying Options
Outstanding at beginning (in shares)	137,282	107,894
Granted (in shares)	5,385,374	29,388
Forfeited/Cancelled (in shares)	(232,349)
Outstanding at ending (in shares)	3,368,820	137,282
Amended Plan
ADS Underlying Options
Granted (in shares)		0
Amended Plan | ADS
ADS Underlying Options
Outstanding at beginning (in shares)	5,744
Granted (in shares)	307,142
Forfeited/Cancelled (in shares)	(5,744)
Outstanding at ending (in shares)	307,142	5,744
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 636.74
Granted (in dollars per share)	17.50
Forfeited/Cancelled (in dollars per share)	636.74
Balance at the ending (in dollars per share)	$ 17.50	$ 636.74
Weighted Average Contractual Terms
Contractual term (in years)	9 years 3 months 10 days	3 months 29 days
Exercisable options (in years)	0 years